FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments
	December 31
	2024	2023
	USD thousands

Derivatives presented under current assets
Forward exchange contracts used for hedging	40	123

Derivatives presented under current liability
Forward exchange contracts used for hedging	-	-

Total	40	123

Disclosure of maximum exposure to credit risk
	December 31
	2024	2023
	USD thousands

Cash and cash equivalents	187,068	234,308
Trade receivables, net (a)	217,960	201,973
Other receivables	870	1,996
Long term deposit	738	525

	406,636	438,802

Disclosure of trade receivables
	Allowance for Doubtful debts
	2024	2023
	USD thousands

Balance at January 1	17,423	10,138
Allowance for doubtful debts expenses	1,678	7,622
Discontinuance of consolidation	-	(275)
Write-off	(358)	(22)
Exchange rate difference	(241)	(40)

Balance at December 31	18,502	17,423

Disclosure of sensitivity analysis

	2024		2023
GBP/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	36	(36)	(1,832)	1,832
Increase / (Decrease) in Shareholders’ Equity	104	(104)	(9)	9

	2024		2023
NIS/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	454	(454)	353	(353)
Increase / (Decrease) in Shareholders’ Equity	455	(455)	384	(384)

	2024		2023
SGD/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	(2,108)	2,108	(2,348)	2,348
Increase / (Decrease) in Shareholders’ Equity	(3)	3	(6)	6

Disclosure of financial asset measured at fair value through profit or loss under level 3
	December 31, 2024	December 31, 2023
	Level 3	Level 3
	USD thousands	USD thousands
Financial assets measured at fair value through profit or loss:
Investment in shares	25,000	25,000